Other disclosures - Credit Risk - Movement in gross exposure for loans and advances at amortised cost (Details) - Financial assets at amortised cost [member] - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Loans and advances [member]
Loans and advances at amortised cost
Write-offs		£ (953)	£ (951)
Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		154,911
Business activity in the year		10,205
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(3,109)
Final repayments		(4,857)
Disposals		0
Write-offs		(9)
Closing balance	[1]	157,141
Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		60,180
Business activity in the year		3,875
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(7,074)
Final repayments		(2,339)
Disposals		(1,762)
Write-offs		(845)
Closing balance	[1]	52,035
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		130,332
Business activity in the year		28,155
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		21,502
Final repayments		(25,184)
Disposals		(9)
Write-offs		(99)
Closing balance	[1]	154,697
Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		135,713
Business activity in the year		9,928
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(2,752)
Final repayments		(4,026)
Disposals		0
Write-offs		0
Closing balance	[1]	134,612
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(7,161)
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		2,985
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(99)
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		24
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		46,012
Business activity in the year		3,645
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(6,800)
Final repayments		(2,059)
Disposals		(1,493)
Write-offs		0
Closing balance	[1]	35,829
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(6,228)
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		2,977
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(261)
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		36
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		117,541
Business activity in the year		23,797
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		15,311
Final repayments		(23,281)
Disposals		0
Write-offs		0
Closing balance	[1]	107,676
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(27,187)
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		2,076
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(832)
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		251
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		17,043
Business activity in the year		277
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(355)
Final repayments		(694)
Disposals		0
Write-offs		0
Closing balance	[1]	20,271
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		7,161
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(2,985)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(288)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		112
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		10,759
Business activity in the year		215
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(410)
Final repayments		(155)
Disposals		(183)
Write-offs		0
Closing balance	[1]	12,743
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		6,228
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(2,977)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(796)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		62
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		10,432
Business activity in the year		4,316
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		5,831
Final repayments		(1,643)
Disposals		(9)
Write-offs		0
Closing balance	[1]	43,635
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		27,187
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(2,076)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(653)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		250
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening balance		2,155
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(2)
Final repayments		(137)
Disposals		0
Write-offs		(9)
Closing balance	[1]	2,258
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		387
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(136)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member]
Loans and advances at amortised cost
Opening balance		3,409
Business activity in the year		15
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		136
Final repayments		(125)
Disposals		(86)
Write-offs		(845)
Closing balance	[1]	3,463
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		1,057
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured and other retail lending [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(98)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening balance		2,359
Business activity in the year		42
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		360
Final repayments		(260)
Disposals		0
Write-offs		(99)
Closing balance	[1]	3,386
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers to Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		1,485
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		£ (501)

[1]

Other financial assets subject to impairment excluded from the table s above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £215.6 bn ( December 201 9 : £1 49 . 3 bn) and impairment allow ance of £176m (December 2019: £24 m). This comprises £ 37m ECL (December 2019: £12m) on £209.2 bn Stage 1 assets (December 201 9 : £1 48.5m), £24 m (December 201 9: £2m) on £6.3 bn Stage 2 fair value through other compre hensive income assets, cash collateral and settle ment assets (December 2019: £0.8bn) and £115 m (Dece mber 2019: £10m) on £115 m Stage 3 other assets (December 201 9: £10m)